Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Reconciliation of redeemable noncontrolling interest
A reconciliation of redeemable noncontrolling interest for the years ended December 31, 2016 and December 31, 2017 is as follows:

	Year ended December 31,
(in thousands)	2016	2017
Balance, beginning of the period	€2,076	€351
Net loss attributable to noncontrolling interests	(995)	(110)
Fair value adjustments through members’ equity	995	149
Currency translation adjustments and other	129	—
Change in ownership of noncontrolling interest	(1,854)	—
Deconsolidation of entity	—	(390)
Balance, end of period	€351	€—